TrueShares Low Volatility Equity Income ETF
Schedule of Investments
March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.2%
Aerospace & Defense — 6.1%
Lockheed Martin Corp.	1,566	$578,637
Raytheon Technologies Corp.	8,178	631,914
		1,210,551
Agriculture — 7.3%
Altria Group, Inc.	12,934	661,704
Philip Morris International, Inc.	8,903	790,052
		1,451,756
Banks — 11.3%
JPMorgan Chase & Co.	5,481	834,373
Morgan Stanley	10,005	776,988
Truist Financial Corp.	10,643	620,700
		2,232,061
Beverages — 2.7%
PepsiCo, Inc.	3,857	545,573

Electric — 7.0%
Avangrid, Inc.	16,461	819,923
Dominion Energy, Inc.	7,366	559,521
		1,379,444
Food — 6.4%
Mondelez International, Inc. - Class A	12,731	745,145
Nestle SA - ADR (b)	4,698	523,874
		1,269,019
Insurance — 5.8%
Aflac, Inc.	11,658	596,656
Chubb Ltd. (b)	3,538	558,898
		1,155,554
Internet — 3.8%
NortonLifeLock, Inc.	35,090	746,013

Media — 0.0% (d)
ViacomCBS, Inc. - Class B	11	496

Oil & Gas — 3.2%
Chevron Corp.	5,974	626,016

Pharmaceuticals — 14.2%
AbbVie, Inc.	6,554	709,274
Bristol-Myers Squibb Co.	11,165	704,846
CVS Health Corp.	7,424	558,508
Pfizer, Inc.	9,715	351,974
Viatris, Inc. (a)	35,278	492,834
		2,817,436

Pipelines — 3.6%
Kinder Morgan, Inc.	43,071	717,132

Retail — 7.8%
Genuine Parts Co.	5,365	620,140
Walgreens Boots Alliance, Inc.	17,052	936,155
		1,556,295
Semiconductors — 4.9%
Intel Corp.	7,488	479,232
QUALCOMM, Inc.	3,782	501,455
		980,687
Telecommunications — 12.1%
AT&T, Inc.	24,882	753,178
Cisco Systems, Inc.	16,095	832,272
Verizon Communications, Inc.	13,911	808,925
		2,394,375
TOTAL COMMON STOCKS (Cost $18,277,920)		19,082,408

MONEY MARKET FUNDS — 3.6%
First American Treasury Obligations Fund - Class X, 0.03% (c)	708,680	708,680
TOTAL MONEY MARKET FUNDS (Cost $708,680)		708,680

TOTAL INVESTMENTS (Cost $18,986,600) — 99.8%		19,791,088
Other assets and liabilities, net — 0.2%		33,673
NET ASSETS — 100.0%		$19,824,761

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Amount is less than 0.05%.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$19,082,408	$-	$-	$19,082,408
Money Market Funds	708,680	-	-	708,680
Total Investments - Assets	$19,791,088	$-	$-	$19,791,088